Shares (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2021	30,022,928	(1,564,813)	28,458,115
Retired through share purchase program	(2,195,646)	—	(2,195,646)
Purchase of treasury shares	—	(26,012)	(26,012)
Settlement of certain equity classified stock-based compensation	—	184,364	184,364
Issued and outstanding at December 31, 2022	27,827,282	(1,406,461)	26,420,821
Purchase of treasury shares	—	(20,955)	(20,955)
Settlement of certain equity classified stock-based compensation	—	337,229	337,229
Issued and outstanding at December 31, 2023	27,827,282	(1,090,187)	26,737,095

Schedule of net income per share

Year ended December 31,	2023	2022
Net income	$63,141	$67,372
Interest from convertible debentures (after tax)	5,925	5,893
Diluted net income available to common shareholders	$69,066	$73,265

Weighted-average number of common shares	26,566,846	27,406,140
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,260,436	1,485,275
Dilutive effect of 5.00% convertible debentures	2,148,438	2,095,236
Dilutive effect of 5.50% convertible debentures	3,051,020	3,020,199
Weighted-average number of diluted common shares	33,026,740	34,006,850

Basic net income per share	$2.38	$2.46
Diluted net income per share	$2.09	$2.15

Schedule of dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2022	February 15, 2022	$0.08	March 4, 2022	April 8, 2022	$2,277
Q2 2022	April 26, 2022	$0.08	May 27, 2022	July 8, 2022	$2,232
Q3 2022	July 26, 2022	$0.08	August 31, 2022	October 7, 2022	$2,127
Q4 2022	October 25, 2022	$0.08	November 30, 2022	January 6, 2023	$2,098
Q1 2023	February 14, 2023	$0.10	March 3, 2023	April 6, 2023	$2,621
Q2 2023	April 25, 2023	$0.10	May 26, 2023	July 7, 2023	$2,641
Q3 2023	July 25, 2023	$0.10	August 31, 2023	October 6, 2023	$2,674
Q4 2023	October 31, 2023	$0.10	November 30, 2023	January 5, 2024	$2,674